Stock-Based Compensation and Common Stock (Details) - USD ($)									1 Months Ended						3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 23, 2024	Feb. 08, 2024	Jan. 29, 2024	Nov. 30, 2023	Oct. 02, 2023	Aug. 11, 2023	Feb. 21, 2023	Sep. 27, 2022	Feb. 23, 2024	Dec. 27, 2023	Oct. 23, 2023	Sep. 27, 2023	Feb. 21, 2023	Sep. 27, 2022	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 14, 2024
Stock-Based Compensation and Common Stock (Details) [Line Items]
Share-Based Payment Arrangement, Amount Capitalized (in Dollars)																				$ 500,000	$ 0
Employee Benefits and Share-Based Compensation (in Dollars)																					800,000
General and Administrative Expense (in Dollars)															$ 3,042,000	$ 8,208,000		$ 13,204,000	$ 27,133,000	$ 15,529,000	11,626,000
Shares available for issuance																				350,000,000
Common Stock, Capital Shares Reserved for Future Issuance																				250,000,000
Common Stock relating to a portion of outstanding stock options and restricted stock																				100,000,000
Stock Issued During Period, Value, New Issues (in Dollars)																1,248,000			6,168,000	$ 8,784,000	15,302,000
Issuance of value for service (in Dollars)																			106,000	106,000
stock-based compensation related to unvested (in Dollars)									$ 400,000
Description of RSU exchange program																		the RSU Exchange Program, Nxu granted 1,117,457 Exchange Options to employees, which were scheduled to vest in equal amounts on March 31, 2024 and June 30, 2024. The Exchange Options had an initial fair value of $0.7 million, which is equal to the fair value of the Exchanged RSUs at the Exchange Date, and as such no additional compensation cost was recorded as a result of the modification on the Exchange Date. Concurrently with the grant of the Exchange Options, Nxu granted 553,236 additional stock options with a fair value of $0.3 million to employees, which were scheduled to vest in equal amounts on June 30, 2024 and September 30, 2024. Both the Exchange Options and the additional options are classified as equity awards. As of September 30, 2024, 628,776 Exchange Options and 69,808 additional stock options were vested with a fair valuing totaling approximately $0.4 million. As of September 30, 2024, a total of 972,109 Exchange Options and additional stock options were forfeited.
Proceeds from the offering (in Dollars)																			18,595,000	$ 21,209,000	15,302,000
Registered shares												300,000
Conversion price per share (in Dollars per share)										$ 3
Impairment charge (in Dollars)															975,000			975,000
Allowance for estimated losses (in Dollars)															200,000			$ 200,000
Description of number of shares of all classes of capital stock																		The total number of shares of all classes of capital stock which Nxu has authority to issue is 5.0 billion shares, consisting of (1) 5.0 billion authorized shares of common stock, including (a) 4.0 billion authorized shares of Class A Common Stock, (b) 1.0 billion authorized shares of Class B common stock and (2) 10.0 million authorized shares of preferred stock, par value $0.0001 per share.
Lynx [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Impairment charge (in Dollars)															$ 980,000			$ 980,000
Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Shares available for issuance															350,000,000			350,000,000
Stock Issued During Period, Value, New Issues (in Dollars)
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Unrecognized compensation (in Dollars)															$ 2,600,000			$ 2,600,000
Weighted-average period																		10 months 24 days
Share Exchange Agreement [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Debt Instrument, Issued, Principal (in Dollars)		$ 300,000
Chief Executive Officer [Member] | Common Stock Class B [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Number of share offering																				200,000
Public Offering [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Number of share offering						100,000					600,000		100,000
Offering price per share (in Dollars per share)						$ 45	$ 234				$ 5.25		$ 234
Stock Issued During Period, Value, New Issues (in Dollars)						$ 4,500,000					$ 2,600,000		$ 12,000,000
Proceeds from the offering (in Dollars)											$ 2,600,000
Number of shares consisted in public offering						Each unit consists of one share of Class A common stock (or a pre-funded warrant in lieu thereof) and one common warrant, with each warrant exercisable for two shares of Class A common stock at an exercise price of $45.00 per share (the “August 2023 Warrants). See Note 14 — Convertible Notes and Warrant Liability for more information regarding the August 2023 Warrants. Proceeds from the offering, net of offering costs, were approximately $4.5 million.
Public Offering [Member] | Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Proceeds from the offering (in Dollars)							$ 12,000,000
Public Offering [Member] | Series A Warrants [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Offering price per share (in Dollars per share)							$ 0.65						$ 0.65
Public Offering [Member] | Series B Warrants [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Offering price per share (in Dollars per share)							$ 0.75						$ 0.75
Promissory Note [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Principal amount (in Dollars)															300,000			$ 300,000
Interest rate																		8.00%
Principal payment (in Dollars)															20,000			$ 20,000
Payment of the remaining principal (in Dollars)																		80,000.00
Promissory Note [Member] | Lynx [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Principal amount (in Dollars)															300,000			$ 300,000
Shareholder [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
General and Administrative Expense (in Dollars)																					$ 600,000
GEM Global [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Payment of commitment fee in shares												200,000		200,000
Issuance of additional warrant												2,000		200,000
Number of shares purchased (in Dollars)								$ 300,000,000
Agreement term								3 years
Vendor [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Issuance of shares for service																	573
Issuance of value for service (in Dollars)																	$ 100,000
Amended Incentive Plan [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Shares available for issuance																						48,000,000
Amended Incentive Plan [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Number of shares granted	591,715
2023 Omnibus Incentive Plan [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Shares reserved and available for issuance description																		(i) 250 million shares of common stock available for new issuances under the Plan and (ii) 100 million shares of common stock relating to a portion of outstanding stock options and RSUs assumed by Nxu in connection with the Reorganization Merger; provided, that the total number of shares of common stock that will be reserved, and that may be issued, under the Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2024, by a number of common shares equal to five percent (5%) of the total number of outstanding shares on the last day of the prior calendar year
Related Party [Member] | Promissory Note [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Principal payment (in Dollars)															$ 20,000			$ 20,000
Class A Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001							$ 0.0001					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Number of share offering				9,100,000
Conversion of preferred shares			1,000,000							1,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 3
Registered shares			1,000,000
Sale of common stock (in Dollars)				$ 75,000,000
Proceeds from common stock (in Dollars)				$ 14,000,000
Class A Common Stock [Member] | Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars)
Issuance of shares for service																			973	973
Issuance of value for service (in Dollars)
Number of shares issued																101,778			157,092	730,425	16,504
Class A Common Stock [Member] | GEM Global [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Commitment fee (in Dollars)												$ 6,000,000
Description of stock purchased agreement					October 2, 2023, 0.2 million shares of Class A common stock and 2 thousand common stock warrants were issued to GEM Global.							On October 2, 2023, the 0.2 million shares of Class A common stock and 2 thousand common stock warrants were issued to GEM Global.
Class B Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Common stock, par value (in Dollars per share)															0.0001			0.0001		$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars)
Issuance of value for service (in Dollars)
Series A Convertible Preferred Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Conversion of preferred shares		1,000,000
Number of shares issued			1,000							1,000
Preferred stock, par value (in Dollars per share)			$ 0.0001							$ 0.0001
Nxu Class A Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Common stock, par value (in Dollars per share)															0.0001			0.0001
Class D Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Common stock, par value (in Dollars per share)															$ 0.0001			$ 0.0001